As filed with the Securities and Exchange Commission on September 16, 1998.
                    Registration Nos. 033-54642 and 811-07342


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                ----------------
                                    FORM N-1A




             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 55


                                       and


          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 56


                         J.P. MORGAN INSTITUTIONAL FUNDS
                     (formerly The JPM Institutional Funds)
               (Exact Name of Registrant as Specified in Charter)

            60 State Street, Suite 1300, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (617) 557-0700

                Margaret W. Chambers, c/o Funds Distributor, Inc.
            60 State Street, Suite 1300, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                           Copy to:      Stephen K. West, Esq.
                                         Sullivan & Cromwell
                                         125 Broad Street
                                         New York, New York 10004

It is proposed that this filing will become effective (check appropriate box):


[ ] Immediately  upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph  (b)
[ ] 60 days after  filing  pursuant  to  paragraph  (a)(i)
[X] on October 30, 1998 pursuant to paragraph  (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     The Short Term Bond Portfolio, The U.S. Fixed Income Portfolio, The Non-U.S. Fixed Income Portfolio, Series Portfolio II, The Tax Exempt Bond
Portfolio and The New York Tax Exempt Bond Portfolio have also executed this registration statement.

                                EXPLANATORY NOTE

     This post-effective amendment No. 55 to the registration statement of J.P. Morgan Institutional Funds (the "Registrant") on Form N-1A is being filed to update the Registrant's disclosure in the Prospectuses relating to J.P. Morgan Institutional Short Term Bond, Bond, International Bond, Global Strategic Income, Tax Exempt Bond and New York Tax Exempt Bond funds (the "Funds"), separate series of shares of the Registrant, to update information in the registration statement in order to be in compliance with revised Form N-1A and plain english prospectus disclosure requirements. As a result, the Amendment does not affect any of the Registrant's other currently effective prospectuses for each other series of shares of the Registrant.

--------------------------------------------------------------------------------
                                                   OCTOBER 30, 1998   Prospectus
--------------------------------------------------------------------------------

J.P. MORGAN INSTITUTIONAL
FIXED INCOME FUNDS

Short Term Bond Fund

Bond Fund

International Bond Fund

Global Strategic Income Fund

Tax Exempt Bond Fund

New York Tax Exempt Bond Fund

California Bond Fund

                                            ------------------------------------
                                            Seeking high total return or current
                                            income by investing primarily in
                                            fixed income securities.

This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.


As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them as an investment or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.

                                                                       JP Morgan

CONTENTS
--------------------------------------------------------------------------------


                                                                               2

                                          Each fund's goal, investment approach,
                                                risks, expenses, and performance

J.P. MORGAN INSTITUTIONAL FIXED INCOME FUNDS

J.P. Morgan Institutional Short Term Bond Fund ................................2

J.P. Morgan Institutional Bond Fund ...........................................4

J.P. Morgan Institutional International Bond Fund .............................6

J.P. Morgan Institutional Global Strategic Income Fund ........................8

J.P. Morgan Institutional Tax Exempt Bond Fund ...............................10

J.P. Morgan Institutional New York Tax Exempt Bond Fund ......................12

J.P. Morgan Institutional California Bond Fund ...............................14

                                                                              16

                                                Principles and techniques common
                                                 to the funds in this prospectus

FIXED INCOME MANAGEMENT APPROACH

J.P. Morgan ..................................................................16

J.P. Morgan Institutional fixed income funds .................................16

Who may want to invest .......................................................16

The spectrum of fixed income funds ...........................................16

Fixed income investment process ..............................................17

                                                                              18

                                      Investing in the J.P. Morgan Institutional
                                                              Fixed Income funds

YOUR INVESTMENT

Investing through a financial professional ...................................18

Investing through an employer-sponsored retirement plan ......................18

Investing through an IRA or rollover IRA .....................................18

Investing directly ...........................................................18

Opening your account .........................................................18

Adding to your account .......................................................18

Selling shares ...............................................................19

Account and transaction policies .............................................19

Dividends and distributions ..................................................20

Tax considerations ...........................................................20

                                                                              21

                                                  More about risk and the funds'
                                                             business operations

FUND DETAILS

Business structure ...........................................................21

Management and administration ................................................21

Risk and reward elements .....................................................22

Investments ..................................................................24

FOR MORE INFORMATION .................................................back cover

J.P. MORGAN INSTITUTIONAL
SHORT TERM BOND FUND            TICKER SYMBOL: JMSBX
--------------------------------------------------------------------------------
                                REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                                (J.P. MORGAN INSTITUTIONAL SHORT TERM BOND FUND)


[GRAPHIC OMITTED] GOAL

The fund's goal is to provide high total return, consistent with low volatility of principal. This goal can be changed without shareholder approval.




[GRAPHIC OMITTED] INVESTMENT APPROACH

The fund invests primarily in fixed income securities, including U.S. government and agency securities, domestic and foreign corporate bonds, private placements, asset-backed and mortgage-related securities, money market instruments, and others. These securities may be of any maturity, but under normal market conditions the fund's duration will range between one and three years, similar to that of the Merrill Lynch 1-3 Year Treasury Index.

Up to 25% of assets may be invested in foreign securities, including 20% in debt securities denominated in foreign currencies of developed countries. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent, including at least 75% A or better. No more than 10% of assets may be invested in securities as low as B.

[GRAPHIC OMITTED] RISK/RETURN SUMMARY

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar duration fixed income funds will depend on the success of the investment process, which is described on page 17.

Although any rise in interest rates is likely to cause a fall in the price of bonds, the fund's comparatively short duration is designed to help keep its share price within a relatively narrow range. Because it seeks to minimize risk, the fund will generally offer less income, and during periods of declining interest rates, may offer lower total returns than bond funds with longer durations. However, the fund may offer higher total returns than longer duration funds during periods of rising interest rates. Additionally, because the fund may invest up to 25% of assets in foreign securities, it takes on additional risks. The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 22-25.

Shares in the fund are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. The value of the fund's shares will fluctuate over time. You could lose money if you sell when the fund's share price is lower than when you invested.

POTENTIAL RISK AND RETURN

[GRAPHIC OMITTED]

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

*Based on tax-equivalent returns for an investor in the highest income tax bracket.


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $300 billion, including more than $______ billion using the same strategy as the fund.

The portfolio management team is led by Connie J. Plaehn, managing director, who has been on the team since the fund's inception and has been at J.P. Morgan since 1984, and William G. Tennille, vice president, who joined the team in January of 1994 and has been at J.P. Morgan since 1992.

--------------------------------------------------------------------------------


Before you invest

Investors considering the fund should understand that:

o     There is no assurance that the fund will meet its investment goal.

o The fund invests a portion of assets in non-investment-grade bonds ("junk bonds") , which offer higher potential yields but have a higher risk of default and are more sensitive to market risk than investment-grade bonds.

o     The fund does not represent a complete investment program.


2     J.P. MORGAN INSTITUTIONAL SHORT TERM BOND FUND

--------------------------------------------------------------------------------


PERFORMANCE (unaudited)

The table and bar chart shown below indicate the risks of investing in J.P. Morgan Institutional Short Term Bond Fund.

The table indicates the risks by showing how the fund's average annual returns for the past one year and life of the fund compare to those of the Merrill Lynch 1-3 Year Treasury Index. This is a widely recognized, unmanaged index of U.S. Treasury notes and bonds with maturities of 1-3 years used as a measure of overall short-term bond market performance.

The bar chart indicates the risks by showing changes in the performance of the fund's shares from year to year since the fund's inception date.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

-----------------------------
Average annual total return %           Shows performance over time, for periods
                                                         ended December 31, 1997
--------------------------------------------------------------------------------
                                                      Past 1 yr.   Life of fund1
J.P. Morgan Institutional Short Term Bond Fund
(after expenses)                                         6.40           5.37
--------------------------------------------------------------------------------
Merrill Lynch 1-3 Year Treasury Index (no expenses)      6.66           5.60
--------------------------------------------------------------------------------

-----------------------------
Year-by-year total return (%)         Shows changes in returns by calendar year2
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the printed material]

                                                   1994    1995    1996    1997
                                                   ----    ----    ----    ----
J.P. Morgan Institutional Short Term Bond Fund     0.36    10.80   5.10    6.40
Merrill Lynch 1-3 Year Treasury Index              0.57    11.00   4.98    6.66

For the period covered by this year-by-year total return chart, the fund's highest quarterly return was _________% (for the quarter ended ____); and the lowest quarterly return was ________% (for the quarter ended ______).

--------------------------------------------------------------------------------

INVESTOR EXPENSES

The expenses of the fund before reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

--------------------------------------------------------------------------------
Annual fund operating expenses3 (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------

Management fees                                                            0.25

Marketing (12b-1) fees                                                     none

Other expenses4                                                            0.81
--------------------------------------------------------------------------------
Total annual fund
operating expenses4                                                        1.06
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Expense example
--------------------------------------------------------------------------------

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses (before reimbursement) unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                            1 yr.    3 yrs.    5 yrs.    10 yrs.
Your cost($)                                 108      337       585       1,294
--------------------------------------------------------------------------------

1 The fund commenced operations on 7/8/93 and returns reflect performance of the fund from 7/31/93.

2 The fund's fiscal year end is 10/31. For the period 1/1/98 through 6/30/98, the total return for the fund was % and the total return for the
      index was   %.

3 The fund has a master/feeder structure as described on page 21. This table is restated to show the fee arrangements to be effective as of 3/1/99, and shows the fund's expenses and its share of master portfolio expenses for the past fiscal year before reimbursement, expressed as a percentage of the fund's average net assets.

4 The current fee arrangements, which will expire 2/28/99, limit other expenses and total operating expenses to 0.00% and 0.25%, respectively. Effective 3/1/99, after reimbursement, other expenses and total operating expenses will be 0.10% and 0.35%, respectively. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.


                             J.P. MORGAN INSTITUTIONAL SHORT TERM BOND FUND    3

J.P. MORGAN INSTITUTIONAL BOND FUND  TICKER SYMBOL: JMIBX
--------------------------------------------------------------------------------
                                     REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                                     (J.P. MORGAN INSTITUTIONAL BOND FUND)

[GRAPHIC OMITTED]


GOAL

The fund's goal is to provide high total return consistent with moderate risk of capital and maintenance of liquidity. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]

INVESTMENT APPROACH

The fund invests primarily in fixed income securities, including U.S. government and agency securities, corporate bonds, private placements, asset-backed and mortgage-backed securities, and others. These securities may be of any maturity, but under normal market conditions the management team will keep the fund's duration within one year of that of the Salomon Brothers Broad Investment Grade Bond Index (currently about five years).

Up to 25% of assets may be invested in foreign securities, including 20% in debt securities denominated in foreign currencies of developed countries. At least 75% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent, including at least 65% A or better. No more than 25% of assets may be invested in securities as low as B.

[GRAPHIC OMITTED]


RISK/RETURN SUMMARY

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 17.

To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, it takes on additional risks, because these bonds are more sensitive to economic news and their issuers are in less secure financial condition. Additionally, because the fund may invest up to 25%of assets in foreign securities, it takes on additional risks. The fund has the potential to produce higher returns than the Short Term Bond Fund along with a share price that is somewhat more volatile. The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 22-25.

Shares in the fund are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. The value of the fund's shares will fluctuate over time. You could lose money if you sell when the fund's share price is lower than when you invested.

POTENTIAL RISK AND RETURN

                               [GRAPHIC OMITTED]

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

*Based on tax-equivalent returns for an investor in the highest income tax bracket.


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $300 billion, including more than $_____ billion using the same strategy as the fund.

The portfolio management team is led by William G. Tennille, vice president, who has been at J.P. Morgan since 1992, and Connie J. Plaehn, managing director, who has been at J.P. Morgan since 1984. Both have been on the team since January of 1994.

--------------------------------------------------------------------------------


Before you invest

Investors considering the fund should understand that:

o     There is no assurance that the fund will meet its investment goal.

o The fund invests a portion of assets in non-investment-grade bonds ("junk bonds") , which offer higher potential yields but have a higher risk of default and are more sensitive to market risk than investment-grade bonds.

o     The fund does not represent a complete investment program.


4    J.P. MORGAN INSTITUTIONAL BOND FUND

--------------------------------------------------------------------------------


PERFORMANCE (unaudited)

The table and bar chart shown below indicate the risks of investing in J.P. Morgan Institutional Bond Fund.

The table indicates the risks by showing how the fund's average annual returns for the past one and five years and life of the fund compare to those of the Salomon Brothers Broad Investment Grade Bond Index. This is a widely recognized, unmanaged index of U.S. Treasury and agency securities and investment-grade mortgage and corporate bonds used as a measure of overall bond market performance.

The bar chart indicates the risks by showing changes in the performance of the fund's shares from year to year since the fund's inception date.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

-------------------------------
Average annual total return (%)         Shows performance over time, for periods
                                                         ended December 31, 1997
--------------------------------------------------------------------------------
                                        Past 1 yr.   Past 5 yrs.   Life of fund1

J.P. Morgan Institutional Bond Fund
(after expenses)                           9.29          7.41          8.16
--------------------------------------------------------------------------------
Salomon Brothers Broad Investment Grade
Bond Index (no expenses)                   9.62          7.53          x.xx
--------------------------------------------------------------------------------

----------------------------
Year-by-year total return (%)         Shows changes in returns by calendar year2
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the printed material]

                               1989    1990    1991    1992    1993    1994    1995    1996    1997
J.P. Morgan Institutional
Bond Fund                      10.23   10.09   13.45    6.53    9.88   (2.68)  18.42    3.30    9.29
----------------------------------------------------------------------------------------------------
Salomon Brothers Broad
Investment Grade Bond Index    14.24    8.28   15.78    7.59    9.89   (2.85)  18.55    3.62    9.62
----------------------------------------------------------------------------------------------------

For the period covered by this year-by-year total return chart, the fund's highest quarterly return was _________% (for the quarter ended ____); and the lowest quarterly return was ________% (for the quarter ended _____).

--------------------------------------------------------------------------------

INVESTOR EXPENSES

The expenses of the fund before reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

--------------------------------------------------------------------------------
Annual fund operating expenses3 (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------

Management fees (actual)                                                   0.30

Marketing (12b-1) fees                                                     none

Other expenses4                                                            0.22
--------------------------------------------------------------------------------
Total annual fund
operating expenses4                                                        0.52
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Expense example
--------------------------------------------------------------------------------

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses (before reimbursement) unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                            1 yr.    3 yrs.    5 yrs.    10 yrs.
Your cost($)                                 53       167       291        653
--------------------------------------------------------------------------------

1 The fund commenced operations on 7/12/93. Returns for the period 3/31/88 through 7/31/93 reflect performance of The Pierpont Bond Fund, the fund's predecessor, which commenced operations on 3/11/88.

2 The fund's fiscal year end is 10/31. For the period 1/1/98 through 6/30/98, the total return for the fund was % and the total return for the
      index was   % .

3 The fund has a master/feeder structure as described on page 21. This table is restated to show the current fee arrangements in effect as of 8/1/98, and shows the fund's expenses and its share of master portfolio expenses for the past fiscal year before reimbusement, expressed as a percentage of the fund's average net assets.

4 After reimbursement, other expenses and total operating expenses are 0.20% and 0.50%, respectively. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.


                                        J.P. MORGAN INSTITUTIONAL BOND FUND    5

J.P. MORGAN INSTITUTIONAL
INTERNATIONAL BOND FUND
--------------------------------------------------------------------------------
                             Registrant: J.P. Morgan Institutional Funds
                             (J.P. Morgan Institutional International Bond Fund)

[GRAPHIC OMITTED]


GOAL

The fund's goal is to provide high total return, consistent with moderate risk of capital, by investing in a portfolio of international fixed income securities. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]

INVESTMENT APPROACH

The fund invests primarily in fixed income securities from developed countries outside the U.S., including those issued by foreign governments, corporations, financial institutions, and supranational organizations (such as the World
Bank). These securities may be of any maturity, but under normal market conditions the management team will keep the fund's duration within one year of that of the Salomon Brothers Non-U.S. World Government Bond Index (currency hedged) (currently about five years). All of the fund's assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent, including at least 65% A or better.


In addition to the investment process described on page 17, the management team makes country allocation decisions, based primarily on financial and economic forecasts and other macro-economic factors. The fund generally seeks to reduce currency risk by hedging its investments back to the U.S. dollar.

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY

The fund's share price and total return will vary in response to changes in international bond markets and interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process.

Because the fund is non-diversified and may invest more than 5% of assets in a single issuer and its primary securities are foreign securities, it takes on additional risks. Its performance may vary more widely than that of comparable funds. The fund has the potential to produce high total return over time, but investors should be prepared to ride out periods of negative total return. The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 22-25.

Shares in the fund are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. The value of the fund's shares will fluctuate over time. You could lose money if you sell when the fund's share price is lower than when you invested.

POTENTIAL RISK AND RETURN

                               [GRAPHIC OMITTED]

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $300 billion, including more than $_____ billion using the same strategy as the fund.

The portfolio management team is led by Dominic J. Pegler, vice president, who has been on the team since joining J.P. Morgan from the Bank of England in April of 1996, where he was an economist and later managed UK foreign exchange reserves, and Maria Ryan, associate, who joined the team in January of 1997 and has been at J.P. Morgan since 1990.

--------------------------------------------------------------------------------


Before you invest

Investors considering the fund should understand that:

o     There is no assurance that the fund will meet its investment goal.

o     The fund does not represent a complete investment program.


6    J.P. MORGAN INSTITUTIONAL INTERNATIONAL BOND FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The table and bar chart shown below indicate the risks of investing in J.P. Morgan Institutional International Bond Fund.

The table indicates the risks by showing how the fund's average annual returns for the past one year and life of the fund compare to those of the Salomon Brothers Non-U.S. World Government Bond Index (currency hedged). This is a widely recognized, unmanaged index of government bonds of developed countries used as a measure of overall international bond market performance.

The bar chart indicates the risks by showing changes in the performance of the fund's shares from year to year since the fund's inception date.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

---------------------------
Average annual total return             Shows performance over time, for periods
                                                        ended December 31, 1997
--------------------------------------------------------------------------------
                                                       Past 1 yr.  Life of fund1

J.P. Morgan Institutional International Bond Fund
(after expenses)                                          10.78        12.85
--------------------------------------------------------------------------------
Salomon Brothers Non-U.S. World Government Bond
Index (currency hedged) (no expenses)                     11.07        13.17

-----------------------------
Year-by-year total return (%)         Shows changes in returns by calendar year2
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the printed material]



                                                  1995        1996        1997

J.P. Morgan Institutional International           17.40       11.15       10.78
Bond Fund
Salomon Brothers Non-U.S. World Government
Bond Index (currency hedged)                      17.94       11.82       11.07

For the period covered by this year-by-year total return chart, the fund's highest quarterly return was _________% (for the quarter ended ____); and the lowest quarterly return was ________% (for the quarter ended _____).

--------------------------------------------------------------------------------

INVESTOR EXPENSES

The expenses of the fund before reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

--------------------------------------------------------------------------------
Annual fund operating expenses3 (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------

Management fees (actual)                                                   0.35

Marketing (12b-1) fees                                                     none

Other expenses4                                                            2.06
--------------------------------------------------------------------------------
Total annual fund
operating expenses4                                                        2.41
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Expense example
--------------------------------------------------------------------------------

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses (before reimbursement) unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                      1 yr.    3 yrs.    5 yrs.    10 yrs.
Your cost($)                           244      751      1,285      2,746
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1 The fund commenced operations on 12/1/94 and returns reflect performance of the fund from 12/31/94.

2     The fund's fiscal year end is 9/30. For the period 1/1/98 through 6/30/98,
      the total return for the fund was   % and the total return for the index
      was  %.

3 The fund has a master/feeder structure as described on page 21. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year before reimbursement, expressed as a percentage of the fund's average net assets.

4 After reimbursement, other expenses and total operating expenses for the past fiscal year were 0.30% and 0.65%, respectively. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.


                          J.P. MORGAN INSTITUTIONAL INTERNATIONAL BOND FUND    7

J.P. MORGAN INSTITUTIONAL
GLOBAL STRATEGIC INCOME FUND         ticker symbol: JPGSX
--------------------------------------------------------------------------------
                                     Registrant: J.P. Morgan Institutional Funds
                                     (J.P. Morgan Institutional Global Strategic
                                     Income Fund)

[GRAPHIC OMITTED]


GOAL

The fund's goal is to provide high total return from a portfolio of fixed income securities of foreign and domestic issuers. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]

INVESTMENT APPROACH


The fund invests in a wide range of debt securities from the U.S. and other markets, both developed and emerging. Issuers may include governments, corporations, financial institutions, and supranational organizations (such as the World Bank). The fund may invest directly in mortgages and in mortgage-backed securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally be similar to that of the Lehman Brothers Aggregate Bond Index (currently about four and a half years). At least 40% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. No more than 25% of assets may be invested in non-investment grade or unrated securities. The balance of assets may be invested in securities as low as B.

The management team uses the process described on page 17, and also makes country allocations, based primarily on macro-economic factors. With regard to sector allocation, the team uses the model allocation shown at right as a basis, although the actual allocations are adjusted periodically within the ranges indicated. Within each sector, a dedicated team handles securities selection. The fund typically hedges its non-dollar denominated investments back to the U.S. dollar.

[GRAPHIC OMITTED]


RISK/RETURN SUMMARY

The fund's share price and total return will vary in response to changes in global bond markets, interest rates, and currency exchange rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process. Because of low credit and foreign and emerging markets investment risks, the fund's performance is likely to be more volatile than that of most fixed income funds. The fund's mortgage-backed investments involve the risk of losses due to default or to prepayments that occur earlier or later than expected. Some investments, including directly owned mortgages, may be illiquid. The fund has the potential for long-term total returns that exceed those of more traditional bond funds, but investors should also be prepared for risks that exceed those of more traditional bond funds. The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 22-25.

Shares in the fund are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. The value of the fund's shares will fluctuate over time. You could lose money if you sell when the fund's share price is lower than when you invested.

POTENTIAL RISK AND RETURN

                               [GRAPHIC OMITTED]

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

*Based on tax-equivalent returns for an investor in the highest income tax bracket.

Model Sector Allocation

    [The following table was depicted as a bar chart in the printed material]

--------------------------------------------------------------------------------
public/private
corporates
(range 5-25%)                                                             15%
--------------------------------------------------------------------------------
high yield
corporates
(range 13-33%)                                                            23%
--------------------------------------------------------------------------------
emerging
markets
(range 5-25%)                                                             15%
--------------------------------------------------------------------------------
international
non-dollar
(range 0-25%)                                                             12%
--------------------------------------------------------------------------------
public/private
mortgages
(range 20-45%)                                                            35%
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $300 billion, including more than $______ billion using the same strategy as the fund.

The portfolio management team is led by Gerard W. Lillis, managing director, who has been at J.P. Morgan since 1978, and Mark E. Smith, managing director, who joined J.P. Morgan in 1994 from Allied Signal, Inc. where he managed fixed income portfolios and oversaw asset allocation activities across asset classes. Both have been on the team since the fund's inception.

--------------------------------------------------------------------------------


Before you invest

Investors considering the fund should understand that:

o     There is no assurance that the fund will meet its investment goal.

o     The fund does not represent a complete investment program.


8    J.P. MORGAN INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses of the fund before reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

--------------------------------------------------------------------------------
Annual fund operating expenses1 (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------

Management fees (actual)                                                  0.45

Marketing (12b-1) fees                                                    none

Other expenses2                                                           0.73
--------------------------------------------------------------------------------
Total annual fund
operating expenses2                                                       1.18
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Expense example
--------------------------------------------------------------------------------

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses (before reimbursement) unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                         1 yr.    3 yrs.    5 yrs.    10 yrs.
Your cost($)                              120      375       649       1,432
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1 The fund has a master/feeder structure as described on page 21. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal period before reimbursement, expressed as a percentage of the fund's average net assets.

2 After reimbursement, other expenses and total operating expenses for the past fiscal period were 0.20% and 0.65%, respectively. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.



                     J.P. MORGAN INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND    9

J.P. MORGAN INSTITUTIONAL
TAX EXEMPT BOND FUND            ticker symbol: JITBX
--------------------------------------------------------------------------------
                                Registrant: J.P. Morgan Institutional Funds
                                (J.P. Morgan Institutional Tax Exempt Bond Fund)

[GRAPHIC OMITTED]


GOAL

The fund's goal is to provide high current income that is exempt from federal income tax and consistent with moderate risk of capital. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]

INVESTMENT APPROACH

The fund invests primarily in high quality municipal securities whose income is free from federal personal income tax. While the fund's goal is high tax-exempt income, the fund may invest to a limited extent in taxable securities, including U.S. government, government agency, corporate, or taxable municipal securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally range between four and seven years, similar to that of the Lehman Brothers 1-16 Year Municipal Bond Index. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. No more than 10% of assets may be invested in securities as low as B.



[GRAPHIC OMITTED] RISK/RETURN SUMMARY

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar tax-exempt funds will depend on the success of the investment process, which is described on page 17.

Investors should expect the potential for returns that exceed those of a comparable tax-exempt fund of shorter duration, and should be prepared for higher share price volatility than such a fund. The fund's performance could also be affected by market reaction to proposed tax legislation. The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 22-25.

Shares in the fund are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. The value of the fund's shares will fluctuate over time. You could lose money if you sell when the fund's share price is lower than when you invested.

POTENTIAL RISK AND RETURN

[GRAPHIC OMITTED]

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

*Based on tax-equivalent returns for an investor in the highest income tax bracket.


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $300 billion, including more than $_______ billion using the same strategy as the fund.

The portfolio management team is led by Robert W. Meiselas, vice president, who joined the team in May of 1997 and has been at J.P. Morgan since 1987, and Elaine B. Young, vice president, who joined the team in January of 1996 and has been at J.P. Morgan since August of 1994. Prior to joining J.P. Morgan, Ms. Young was a municipal bond trader and fixed income portfolio manager at Scudder, Stevens, & Clark, Inc.

--------------------------------------------------------------------------------


Before you invest

Investors considering the fund should understand that:

o     There is no assurance that the fund will meet its investment goal.

o The fund invests a portion of assets in non-investment-grade bonds ("junk bonds") and emerging markets debt, which offer higher potential yields but have a higher risk of default and are more sensitive to market risk than investment-grade bonds.

o     The fund does not represent a complete investment program.


10    J.P. MORGAN INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND

--------------------------------------------------------------------------------

PERFORMANCE (unaudited)

The table and bar chart shown below indicate the risks of investing in J.P. Morgan Institutional Tax Exempt Bond Fund.

The table indicates the risks by showing how the fund's average annual returns for the past one, five and ten years and life of the fund compare to those of the Lehman Brothers 1-16 Year Municipal Bond Index. This is a widely recognized, unmanaged index of general obligation and revenue bonds with maturities of 1-16 years used as a measure of overall tax-exempt bond market performance.1

The bar chart indicates the risks by showing changes in the performance of the fund's shares from year to year since the fund's inception date.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

-------------------------------
Average annual total return (%)         Shows performance over time, for periods
                                                         ended December 31, 1997
--------------------------------------------------------------------------------
                            Past 1 yr.  Past 5 yrs.  Past 10 yrs.  Life of fund2
J.P. Morgan Institutional
Tax Exempt Bond Fund
(after expenses)              7.58         6.23          7.19         x.xx
--------------------------------------------------------------------------------
Lehman Brothers Quality
Intermediate Municipal
Bond Index (no expenses)      x.xx         x.xx          x.xx        x.xx
--------------------------------------------------------------------------------
Lehman Brothers 1-16 Year
Municipal Bond Index
(no expenses)                 x.xx         x.xx          x.xx        x.xx
--------------------------------------------------------------------------------

-----------------------------
Year-by-year total return (%)         Shows changes in returns by calendar year3
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the printed material]

                           1988    1989    1990    1991    1992    1993    1994    1995    1996    1997

J.P. Morgan Institutional
Tax Exempt Bond Fund        7.38    8.25    6.87   10.92    7.47    9.58   (2.53)  13.50    3.71    7.58
--------------------------------------------------------------------------------------------------------
Lehman Brothers 1-16 Year
Municipal Bond Index        5.80    9.62    7.48   11.66    8.25   10.71   (2.74)  13.80    4.27    7.80

For the period covered by this year-by-year total return chart, the fund's highest quarterly return was _________% (for the quarter ended ____); and the lowest quarterly return was ________% (for the quarter ended _____).

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses of the fund before reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

--------------------------------------------------------------------------------
Annual fund operating expenses4 (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------

Management fees (actual)                                                  0.30

Marketing (12b-1) fees                                                    none

Other expenses5                                                           0.28
--------------------------------------------------------------------------------
Total annual fund
operating expenses5                                                       0.58
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Expense example
--------------------------------------------------------------------------------

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses (before reimbursement) unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                      1 yr.    3 yrs.    5 yrs.    10 yrs.

Your cost($)                           59       186       324        786
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1 The fund's benchmark changed from the Lehman Brothers Quality Intermediate Municipal Bond Index, a widely recognized, unmanaged index of general obligation and and revenue bonds rated A or better with maturities of 2-12 years, to the Lehman Brothers 1-16 Year Municipal Bond Index on 5/1/97 because this index provided a broader mix of municipal securities and included municipal securities rated below A.

2 The fund commenced operations on 7/12/93. For the period 11/1/88 through 7/31/93 returns reflect performance of The Pierpont Tax Exempt Bond Fund, the predecessor of the fund, which commenced operations on 10/3/84.

3 The fund's fiscal year end is 8/31. For the period 1/1/98 through 6/30/98, the total return for the fund was % and the total return for the index
      was   %.

4 The fund has a master/feeder structure as described on page 21. This table is restated to show the current fee arrangements in effect as of 8/1/98, and shows the fund's expenses and its share of master portfolio expenses for the past fiscal year before reimbursement, expressed as a percentage of the fund's average net assets.

5 After reimbursement, other expenses and total operating expenses are 0.20% and 0.50%, respectively. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.


                            J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND    11

J.P. MORGAN INSTITUTIONAL NEW YORK
TAX EXEMPT BOND FUND                 ticker symbol: jpntx
--------------------------------------------------------------------------------
                                     Registrant: J.P. Morgan Institutional Funds
                                     (J.P. Morgan Institutional New York tax
                                     exempt Bond Fund)

[GRAPHIC OMITTED]


GOAL

The fund's goal is to provide a high level of tax exempt income for New York residents consistent with moderate risk of capital. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]


INVESTMENT APPROACH

The fund invests primarily in New York municipal securities whose income is free from federal, state, and New York City personal income taxes for New York residents. The fund may also invest to a limited extent in securities of other states or territories. To the extent that the fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for New York residents but would be subject to New York state and New York City personal income taxes. For non-New York residents, the income from New York municipal securities is free from federal personal income taxes only. The fund may also invest in taxable securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally range between three and seven years, similar to that of the Lehman Brothers 1-16 Year Municipal Bond Index. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. No more than 10% of assets may be invested in securities as low as B.

[GRAPHIC OMITTED]


RISK/RETURN SUMMARY

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 17. Because most of the fund's investments will typically be from issuers in the State of New York, its performance will be affected by the fiscal and economic health of that state and its municipalities. The fund is non-diversified and may invest more than 5% of assets in a single issuer, which could further concentrate its risks. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial condition. The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 22-25.

Shares in the fund are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. The value of the fund's shares will fluctuate over time. You could lose money if you sell when the fund's share price is lower than when you invested.

POTENTIAL RISK AND RETURN

                               [GRAPHIC OMITTED]

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

*Based on tax-equivalent returns for an investor in the highest income tax bracket.


PORTFOLIO MANAGEMENT The fund's assets are managed by J.P. Morgan, which currently manages over $300 billion, including more than $8 billion using the same strategy as the fund.

The portfolio management team is led by Robert W. Meiselas, vice president, who has been at J.P. Morgan since 1987, and Elaine B. Young, vice president, who joined J.P. Morgan from Scudder, Stevens & Clark, Inc. in 1994 where she was a municipal bond trader and fixed income portfolio manager. Both have been on the team since June of 1997.

--------------------------------------------------------------------------------


Before you invest

Investors considering the fund should understand that:

o     There is no assurance that the fund will meet its investment goal.

o The fund invests a portion of assets in non-investment-grade bonds ("junk bonds"), which offer higher potential yields but have a higher risk of default and are more sensitive to market risk than investment-grade bonds.

o     The fund does not represent a complete investment program.


12    J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND

--------------------------------------------------------------------------------


PERFORMANCE (unaudited)

The table and bar chart shown below indicate the risks of investing in J.P. Morgan Institutional New York Tax Exempt Bond Fund.

The table indicates the risks by showing how the fund's average annual returns for the past year and the life of the fund compare to those of the Lehman Brothers 1-16 Year Municipal Bond Index. This is a widely recognized, unmanaged index of general obligation and revenue bonds with maturities of 1-16 years used as a measure of overall tax-exempt bond market performance.1

The bar chart indicates the risks by showing changes in the performance of the fund's shares from year to year since the fund's inception date.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

-------------------------------
Average annual total return (%)         Shows performance over time, for periods
                                        ended December 31, 1997
--------------------------------------------------------------------------------
                                                      Past 1 yr.  Life of fund2
J.P. Morgan Institutional New York Tax Exempt
Bond Fund (after expenses)                               7.68         6.91
--------------------------------------------------------------------------------
Lehman Brothers New York 1-15 Year Municipal
Bond Index (no expenses)                                 8.73         7.73
Lehman Brothers 1-16 Year Municipal Bond
Index (no expenses)                                      7.97         7.29
--------------------------------------------------------------------------------

-----------------------------
Year-by-year total return (%)         Shows changes in returns by calendar year3
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the printed material]

                                                          1995     1996     1997

J.P. Morgan Institutional New York Tax Exempt Bond Fund   13.28    4.21     7.68
Lehman Brothers New York 1-15 Year Municipal Bond Index   14.69    4.93     8.73
Lehman Brothers 1-16 Year Municipal Bond Index                              7.97

For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 4.80% (for the quarter ended 3/31/95) and the lowest quarterly return was -0.59% (for the quarter ended 3/31/96).

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses of the fund before reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

--------------------------------------------------------------------------------
Annual fund operating expenses4 (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------

Management fees                                                            0.30

Marketing (12b-1) fees                                                     none

Other expenses5                                                            0.32
--------------------------------------------------------------------------------
Total annual fund
operating expenses5                                                        0.62
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Expense example
--------------------------------------------------------------------------------

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses (before reimbursement) unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                           1 yr.    3 yrs.    5 yrs.    10 yrs.
Your cost($)                                63       199        346       774
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1 The fund's benchmark changed from the Lehman Brothers New York 1-15 Year Municipal Bond Index, a widely recognized, unmanaged index of New York general obligation and revenue bonds with maturities of 1-15 years, to the Lehman Brothers 1-16 Year Municipal Bond Index on 5/1/97 because this index provided a broader mix of municipal securities and was not concentrated in New York City bonds.

2 The fund commenced operations on 4/11/94, and returns reflect performance of the fund from 4/30/94.

3 The fund's fiscal year end is 3/31. For the period 1/1/98 through 6/30/98, the total return for the fund was 2.01% and the total return for the index was 2.50%.

4 The fund has a master/feeder structure as described on page 21. This table is restated to show the current fee arrangements in effect as of 8/1/98, and shows the fund's expenses and its share of master portfolio expenses for the past fiscal year before reimbursement, expressed as a percentage of the fund's average net assets.

5 After reimbursement, other expenses and total operating expenses for the past fiscal year were 0.20% and 0.50%, respectively. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.


                   J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND    13

J.P. MORGAN INSTITUTIONAL
CALIFORNIA BOND FUND                        ticker symbol: JPICX
--------------------------------------------------------------------------------
                                            Registrant: J.p. Morgan Series Trust
                                            (J.P. Morgan California Bond Fund:
                                            Institutional shares)

[GRAPHIC OMITTED]


GOAL

The fund's goal is to provide high after-tax total return for California residents consistent with moderate risk of capital. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]


INVESTMENT APPROACH

The fund invests primarily in California municipal securities whose income is free from federal and state personal income taxes for California residents. Because the fund's goal is high after-tax total return rather than high tax-exempt income, the fund may invest to a limited extent in securities of other states or territories. To the extent that the fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for California residents but would be subject to California state personal income taxes. For non-California residents, the income from California municipal securities is free from federal personal income taxes only. The fund may also invest in taxable securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally range between three and ten years, similar to that of the Lehman Brothers 1-16 Year Municipal Bond Index. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. No more than 10% of assets may be invested in securities as low as B.

[GRAPHIC OMITTED]


RISK/RETURN SUMMARY

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 17. Because most of the fund's investments will typically be from issuers in the State of California, its performance will be affected by the fiscal and economic health of that state and its municipalities. The fund is non-diversified and may invest more than 5% of assets in a single issuer, which could further concentrate its risks. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, it takes on additional risks, because these bonds are more sensitive to economic news and their issuers are in less secure financial condition. The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 22-25.

Shares in the fund are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. The value of the fund's shares will fluctuate over time. You could lose money if you sell when the fund's share price is lower than when you invested.

POTENTIAL RISK AND RETURN

                               [GRAPHIC OMITTED]

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

*Based on tax-equivalent returns for an investor in the highest income tax bracket.


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $300 billion, including more than $8 billion using the same strategy as the fund.

The portfolio management team is led by Robert W. Meiselas, vice president, who has been at J.P. Morgan since 1987, and Elaine B. Young, vice president, who joined J.P. Morgan from Scudder, Stevens & Clark, Inc. in 1994 where she was a municipal bond trader and fixed income portfolio manager. Both have been on the team since June of 1997.

--------------------------------------------------------------------------------


Before you invest

Investors considering the fund should understand that:

o     There is no assurance that the fund will meet its investment goal.

o The fund invests a portion of assets in non-investment-grade bonds ("junk bonds"), which offer higher potential yields but have a higher risk of default and are more sensitive to market risk than investment-grade bonds.

o     The fund does not represent a complete investment program.


14    J.P. MORGAN INSTITUTIONAL CALIFORNIA BOND FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The table and bar chart shown below indicate the risks of investing in J.P. Morgan Institutional California Bond Fund.

The table indicates the risks by showing how the fund's average annual returns for the past year compare to those of the Lehman Brothers 1-16 Year Municipal Bond Index. This is a widely recognized, unmanaged index of general obligation and revenue bonds with maturities of 1-16 years used as a measure of overall tax-exempt bond market performance.

The bar chart indicates the risks by showing changes in the performance of the fund's shares from year to year since the fund's inception date.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

-------------------------------
Average annual total return (%)          Shows performance over time, for period
                                         ended December 31, 1997
--------------------------------------------------------------------------------
                                                                    Past 1 yr.
J.P. Morgan Institutional California Bond Fund (after expenses)        7.72
--------------------------------------------------------------------------------
Lehman Brothers 1-16 Year Municipal Bond Index (no expenses)           7.97
--------------------------------------------------------------------------------

-------------------------------
Total return (%)                      Shows changes in returns by calendar year1
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the printed material]

                                                                   1997
J.P. Morgan Institutional California Bond Fund                     7.72
Lehman Brothers 1-16 Year Municipal Bond Index                     7.97

For the period covered by this total return chart, the fund's highest quarterly return was 3.04% (for the quarter ended 6/30/97) and the lowest quarterly return was -0.34% (for the quarter ended 3/31/97).

INVESTOR EXPENSES

The expenses of the fund before reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

--------------------------------------------------------------------------------
Annual fund operating expenses2 (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------

Management fees                                                          0.30

Marketing (12b-1) fees                                                   none

Other expenses3                                                          0.54
--------------------------------------------------------------------------------
Total annual fund
operating expenses3                                                      0.84
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Expense example
--------------------------------------------------------------------------------

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses (before reimbursement) unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                        1 yr.   3 yrs.   5 yrs.   10 yrs.
Your cost($)                             86      268      466      1,037
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1 The fund's fiscal year end is 4/30. For the period 1/1/98 through 6/30/98, the total return for the fund was 1.66% and the total return for the index was 2.50%.

2 This table is restated to show the current fee arrangements in effect as of 8/1/98, and shows expenses for the past fiscal year before reimbursement, expressed as a percentage of average net assets.

3 Effective 8/1/98, after reimbursement, other expenses and total operating expenses will are 0.20% and 0.50%, respectively. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.


                            J.P. MORGAN INSTITUTIONAL CALIFORNIA BOND FUND    15

FIXED INCOME MANAGEMENT APPROACH
--------------------------------------------------------------------------------


J.P. MORGAN

Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has more than $300 billion in assets under management, including assets managed by the funds' advisor, J.P. Morgan Investment Management Inc.

J.P. MORGAN INSTITUTIONAL FIXED INCOME FUNDS


These funds invest primarily in bonds and other fixed income securities, either directly or through a master portfolio (another fund with the same goal). The funds seek high total return or high current income.

While each fund follows its own strategy, the funds as a group share a single investment philosophy. This philosophy, developed by the funds' advisor, emphasizes the potential for consistently enhancing performance while managing risk.

THE SPECTRUM OF FIXED INCOME FUNDS

The funds described in this prospectus pursue different goals and offer varying degrees of risk and potential reward. The table below shows degrees of the relative risk and return that these funds potentially offer. These and other distinguishing features of each fixed income fund were described on the preceding pages. Differences among these funds include:

o the types of securities they hold
o the tax status of the income they offer
o the relative emphasis on current income versus total return

--------------------------------------------------------------------------------
Potential risk and return
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

*Based on tax-equivalent returns for an investor in the highest income tax bracket.

--------------------------------------------------------------------------------
Who May Want to Invest The funds are designed for investors who:

o     want to add an income investment to further diversify a portfolio

o want an investment whose risk/return potential is higher than that of money market funds but generally less than that of stock funds

o     want an investment that pays monthly dividends

o with regard to the Tax Exempt Bond Fund, are seeking income that is exempt from federal personal income tax

o with regard to the state-specific funds, are seeking income that is exempt from federal, state, and local (if applicable) personal income taxes in New York or California

The funds are not designed for investors who:

o     are investing for aggressive long-term growth

o     require stability of principal

o with regard to the Global Strategic Income Fund, are not prepared to accept a higher degree of risk than most traditional bond funds

o with regard to the federal or state tax-exempt funds, are investing through a tax-deferred account such as an IRA


16    FIXED INCOME MANAGEMENT APPROACH

--------------------------------------------------------------------------------

FIXED INCOME INVESTMENT PROCESS

J.P. Morgan seeks to generate an information advantage through the depth of its global fixed-income research and the sophistication of its analytical systems. Using a team-oriented approach, J.P. Morgan seeks to gain insights in a broad range of distinct areas and takes positions in many different ones, helping the funds to limit exposure to concentrated sources of risk.

In managing the funds described in this prospectus, J.P. Morgan employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

                                                               [GRAPHIC OMITTED]
                                              The funds invest across a range of
                                                   different types of securities

Sector allocation The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which a fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

                                                               [GRAPHIC OMITTED]
                                         Each fund makes its portfolio decisions
                                         as described earlier in this prospectus

Security selection Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to each fund's goal and strategy.

                                                               [GRAPHIC OMITTED]
                                          J.P. Morgan uses a disciplined process
                                              to control each fund's sensitivity
                                                               to interest rates

Duration management Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish each fund's target duration (a measure of average weighted maturity of the securities held by a fund and a common measurement of sensitivity to interest rate movements), typically remaining relatively close to the duration of the market as a whole, as represented by the fund's benchmark. The strategists closely monitor the funds and make tactical adjustments as necessary.


                                          FIXED INCOME MANAGEMENT APPROACH    17

YOUR INVESTMENT
--------------------------------------------------------------------------------


For your convenience, the J.P. Morgan Institutional Funds offer several ways to start and add to fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL

If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN

Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.

INVESTING THROUGH AN IRA OR ROLLOVER IRA

Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY

Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

o Choose a fund (or funds) and determine the amount you are investing. The minimum amount for initial investments is $5,000,000 for the Short Term Bond, Bond, Tax Exempt Bond, New York Total Return Bond and California Bond funds and $1,000,000 for the Global Strategic Income and International Bond funds and for additional investments $25,000, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-766-7722.

o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o Mail in your application, making your initial investment as shown at right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-766-7722.

Opening Your account

      By wire

o     Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:

      Morgan Guaranty Trust Company of New York
      Routing number: 021-000-238
      Credit: J.P. Morgan Institutional Funds
      Account number: 001-57-689
      FFC: your account number, name of registered owner(s) and fund name

      By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with your completed application to the Shareholder Services Agent.


      By exchange

o     Call the Shareholder Services Agent to effect an exchange.

Adding to YOUR account

      By wire

o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

      By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with a completed investment slip to the Shareholder Services Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).


      By exchange

o     Call the Shareholder Services Agent to effect an exchange.


18    YOUR INVESTMENT

--------------------------------------------------------------------------------

Selling shares


      By phone -- wire payment

o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.


      By phone -- check payment

o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

      In writing

o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o     Indicate whether you want the proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

o     Mail the letter to the Shareholder Services Agent.


      By exchange

o     Call the Shareholder Services Agent to effect an exchange.

ACCOUNT AND TRANSACTION POLICIES

Telephone orders The funds accept telephone orders from all shareholders. To guard against fraud, the funds require shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if a fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges You may exchange shares in these funds for shares in any other J.P. Morgan Institutional or J.P. Morgan mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.

A fund may alter, limit, or suspend its exchange policy at any time.


Business hours and NAV calculations The funds' regular business days and hours are the same as those of the New York Stock Exchange (NYSE). Each fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). Each fund's securities are typically priced using pricing services or market quotes, but may be priced using fair value pricing when these methods are not readily available.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. A fund has the right to suspend redemption of shares and to postpone payment of proceeds for up to seven days or as permitted by law.

--------------------------------------------------------------------------------
                    Shareholder Services Agent
                    J.P. Morgan Funds Services
                    522 Fifth Avenue
                    New York, NY 10036
                    1-800-766-7722

                    Representatives are available 8:00 a.m. to 5:00 p.m. eastern time on fund business days.


                                                           YOUR INVESTMENT    19

--------------------------------------------------------------------------------

Timing of settlements When you buy shares, you will become the owner of record when a fund receives your payment, generally the day following execution. When you sell shares, proceeds are generally available the day following execution and will be forwarded according to your instructions.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.


Statements and reports The funds send monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months each fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.




Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), each fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, each fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS and distributions

Income dividends are typically declared daily and paid monthly. If an investor's shares are redeemed during the month, accrued but unpaid dividends are paid with the redemption proceeds. Shares of a fund earn dividends on the business day the purchase is effective, but not on the business day the redemption is effective. Each fund distributes capital gains, if any, once a year. However, a fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. Each fund's dividends and distributions consist of most or all of its net investment income and net realized capital gains.


Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Institutional Fund.

TAX CONSIDERATIONS


In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

--------------------------------------------------------------------------------
  Transaction                   Tax status

  Income dividends from the     Exempt from federal, state,
  New York Tax Exempt Bond      and New York City personal
  Fund                          income taxes for New York
                                residents only
--------------------------------------------------------------------------------
  Income dividends from the     Exempt from federal and state
  California Bond Fund          personal income taxes for
                                California residents only
--------------------------------------------------------------------------------
  Income dividends from the     Exempt from federal personal
  Tax Exempt Bond Fund          income taxes
--------------------------------------------------------------------------------
  Income dividends from         Ordinary income
  all other funds
--------------------------------------------------------------------------------
  Short-term capital gains      Ordinary income
  distributions
--------------------------------------------------------------------------------
  Long-term capital gains       Capital gains
  distributions
--------------------------------------------------------------------------------
  Sales or exchanges of         Capital gains or
  shares owned for more         losses
  than one year
--------------------------------------------------------------------------------
  Sales or exchanges of         Gains are treated as ordinary
  shares owned for one year     income; losses are subject
  or less                       to special rules


Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a fund is about to declare a long-term capital gains distribution. A portion of the Tax Exempt Bond, New York Tax Exempt Bond and California Bond funds' returns may be subject to federal, state, or local tax, or the alternative minimum tax. Every January, each fund issues tax information on its distributions for the previous year. Any investor for whom a fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes. The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.


20     YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------

Business Structure

As noted earlier, each fund (except the California Bond Fund) is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)


Each master portfolio accepts investments from other feeder funds, and all the feeders of a given master portfolio bear the portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-766-7722. Generally, when a master portfolio seeks a vote, each of its feeder funds will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.




Each feeder fund and its master portfolio expect to maintain consistent goals, but if they do not, the feeder fund will withdraw from the master portfolio, receiving its assets either in cash or securities. Each feeder fund's trustees would then consider whether it should hire its own investment adviser, invest in a different master portfolio, or take other action.

The California Bond Fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. Information about other series or classes is available by calling 1-800-766-7722. In the future, the trustees could create other series or share classes, which would have different expenses.

MANAGEMENT AND ADMINISTRATION

The feeder funds described in this prospectus, their corresponding master portfolios, and J.P. Morgan Series Trust are all governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees each fund's other service providers

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:


--------------------------------------------------------------------------------
Advisory services               Percentage of the master
                                portfolio's average net assets
--------------------------------------------------------------------------------
  Short Term Bond                        0.25%
--------------------------------------------------------------------------------
  Bond                                   0.30%
--------------------------------------------------------------------------------
  International Bond                     0.35%
--------------------------------------------------------------------------------
  Global Strategic Income                0.45%
--------------------------------------------------------------------------------
  Tax Exempt Bond                        0.30%
--------------------------------------------------------------------------------
  New York Tax Exempt Bond               0.30%
--------------------------------------------------------------------------------
  Administrative services       Master portfolio's and fund's pro-
  (fee shared with Funds        rata portions of 0.09% of
  the Distributor, Inc.)        first $7 billion in J.P. Morgan-
                                advised portfolios, plus 0.04% of
                                average net assets over $7 billion
--------------------------------------------------------------------------------
  Shareholder services          0.10% of the fund's average
                                net assets
--------------------------------------------------------------------------------
The California Bond Fund, subject to the expense reimbursements described earlier in this prospectus, pays J.P. Morgan the following fees for investment advisory and other services:
--------------------------------------------------------------------------------
  Advisory services             0.30% of each fund's average
                                net assets
--------------------------------------------------------------------------------
  Administrative services       Fund's pro-rata portion of
  (fee shared with Funds        0.09% of the first $7 billion
  Distributor, Inc.)            in J.P. Morgan-advised portfolios,
                                plus 0.04% of average net
                                assets over $7 billion
--------------------------------------------------------------------------------
  Shareholder services          0.10% of the fund's average
                                net assets
--------------------------------------------------------------------------------

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in a fund.


Year 2000

Fund operations and shareholders could be adversely affected if the computer systems used by J.P. Morgan, the funds' other service providers and other entities with computer systems linked to the funds, do not properly process and calculate January 1, 2000 and after date-related information. J.P. Morgan is working to avoid these problems and to obtain assurances from other service providers that they are taking similar steps. However, it is not certain that these actions will be sufficient to prevent January 1, 2000 and after date-related problems from adversely impacting fund operations and shareholders. In addition, to the extent that operations of issuers of securities held by the funds are impaired by date-related problems or prices of securities decline as a result of real or perceived date-related problems of issuers held by the funds or generally, the net asset value of the funds will decline.


                                                              FUND DETAILS    21

--------------------------------------------------------------------------------

RISK AND REWARD ELEMENTS

This table discusses the main elements that make up each fund's overall risk and reward characteristics (described on pages 2-15). It also outlines each fund's policies toward various securities, including those that are designed to help certain funds manage risk.

--------------------------------------------------------------------------------
Market conditions


Potential risks

o Each fund's share price, yield, and total return will fluctuate in response to bond market movements

o The value of most bonds will fall when interest rates rise; the longer a bond's maturity and the lower its credit quality, the more its value typically falls

o Adverse market conditions may from time to time cause a fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder a fund from achieving its investment objective

o Mortgage-backed and asset-backed securities (securities representing an interest in, or secured by, a pool of mortgages or other assets such as receivables) could generate capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated

Potential rewards

o Bonds have generally outperformed money market investments over the long term, with less risk than stocks

o     Most bonds will rise in value when interest rates fall

o     Mortgage-backed and asset-backed securities can offer attractive returns

Policies to balance risk and reward

o Under normal circumstances the funds plan to remain fully invested in bonds and other fixed income securities as noted in the table on pages 24-25

o The funds seek to limit risk and enhance total return or yields through careful management, sector allocation, individual securities selection, and duration management

o During severe market downturns, the funds have the option of investing up to 100% of assets in investment-grade short-term securities

o J.P. Morgan monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities and mortgage prepayments; the Tax Exempt Bond Fund is not permitted to invest in asset-backed or mortgage-backed securities; the New York Tax Exempt Bond and California Bond funds are not permitted to invest in mortgage-backed securities

--------------------------------------------------------------------------------
Credit quality

Potential risks

o The default of an issuer would leave a fund with unpaid interest or principal

o Junk bonds (those rated BB/Ba or lower) have a higher risk of default, tend to be less liquid, and may be more difficult to value

Potential rewards

o     Investment-grade bonds have a lower risk of default

o     Junk bonds offer higher yields and higher potential gains

Policies to balance risk and reward

o Each fund maintains its own policies for balancing credit quality against potential yields and gains in light of its investment goals

o J.P. Morgan develops its own ratings of unrated securities and makes a credit quality determination for unrated securities

--------------------------------------------------------------------------------
Foreign investments

Potential risks

o A fund could lose money because of foreign government actions, political instability, or lack of adequate and accurate information

o     Currency exchange rate movements could reduce gains or create losses

o     Currency and investment risks tend to be higher in emerging markets

Potential rewards

o Foreign bonds, which represent a major portion of the world's fixed income securities, offer attractive potential performance and opportunities for diversification

o     Favorable exchange rate movements could generate gains or reduce losses

o     Emerging markets can offer higher returns

Policies to balance risk and reward


o Foreign bonds are a primary investment only for the International Bond and Global Strategic Income funds and may be a significant investment for the Short Term Bond and Bond funds; the Tax Exempt Bond, New York Tax Exempt Bond and California Bond funds are not permitted to invest any assets in foreign bonds

o To the extent that a fund invests in foreign bonds, it may manage the currency exposure of its foreign investments relative to its benchmark, and may hedge back into the U.S. dollar from time to time (see also "Derivatives")

--------------------------------------------------------------------------------

22    FUND DETAILS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Management choices

Potential risks

o A fund could underperform its benchmark due to its sector, securities or duration choices

Potential rewards

o     A fund could outperform its benchmark due to these same choices

Policies to balance risk and reward

o J.P. Morgan focuses its active management on those areas where it believes its commitment to research can most enhance returns and manage risks in a consistent way

--------------------------------------------------------------------------------
Derivatives

Potential risks

o Derivatives such as futures, options, and forward foreign currency contracts that are used for hedging the portfolio or specific securities may not fully offset the underlying positions(1)

o Derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities

o     The counterparty to a derivatives contract could default

o     Derivatives that involve leverage could magnify losses

Potential rewards

o Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

o A fund could make money and protect against losses if management's analysis proves correct

o Derivatives that involve leverage could generate substantial gains at low cost

Policies to balance risk and reward


o The funds use derivatives for hedging and for risk management (i.e., to adjust duration or to establish or adjust exposure to particular securities, markets, or currencies); risk management may include management of a fund's exposure relative to its benchmark; the Tax Exempt Bond, New York Tax Exempt Bond and California Bond funds are permitted to enter into futures and options transactions, however, these transactions result in taxable gains or losses so it is expected that these funds will utilize them infrequently; forward foreign currency contracts are not permitted to be used by the Tax Exempt Bond, New York Tax Exempt Bond and California Bond funds

o The funds only establish hedges that they expect will be highly correlated with underlying positions

o While the funds may use derivatives that incidentally involve leverage, they do not use them for the specific purpose of leveraging their portfolios

--------------------------------------------------------------------------------
Illiquid holdings

Potential risks

o     A fund could have difficulty valuing these holdings precisely

o     A fund could be unable to sell these holdings at the time or price desired

Potential rewards

o These holdings may offer more attractive yields or potential growth than comparable widely traded securities

Policies to balance risk and reward

o     No fund may invest more than 15% of net assets in illiquid holdings


o To maintain adequate liquidity to meet redemptions, each fund may hold investment-grade short-term securities (including repurchase agreements) and, for temporary or extraordinary purposes, may borrow from banks up to 331/3% of the value of its assets

--------------------------------------------------------------------------------
When-issued and delayed delivery securities

Potential risks

o When a fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not use segregated accounts

Potential rewards

o     A fund can take advantage of attractive transaction opportunities

Policies to balance risk and reward

o     Each fund uses segregated accounts to offset leverage risk

--------------------------------------------------------------------------------
Short-term trading

Potential risks

o     IIncreased trading would raise a fund's transaction costs

o IIncreased short-term capital gains distributions would raise shareholders' income tax liability

Potential rewards

o     A fund could realize gains in a short period of time

o A fund could protect against losses if a bond is overvalued and its value later falls

Policies to balance risk and reward

o     The expected turnover rate for each fund is as follows:
      o Tax Exempt Bond                                   50%
      o New York Tax Exempt Bond, California Bond         75%
      o Short Term Bond, Bond, Global Strategic Income   300%
      o International Bond                               350%

o The funds generally avoid short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity
--------------------------------------------------------------------------------


1 A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a pre-determined price. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.


                                                              FUND DETAILS    23

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investments
--------------------------------------------------------------------------------

This table discusses the customary types of securities which can be held by each fund. In each case the principal types of risk are listed on the following page (see below for definitions). This table reads across two pages.


--------------------------------------------------------------------------------
Asset-backed securities Interests in a stream of payments from specific assets, such as auto or credit card receivables.
--------------------------------------------------------------------------------
Bank obligations Negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.
--------------------------------------------------------------------------------
Commercial paper Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and are rated by S&P or Moody's.
--------------------------------------------------------------------------------
Convertible securities Domestic and foreign debt securities that can be converted into equity securities at a future time and price.
--------------------------------------------------------------------------------
Corporate bonds Debt securities of domestic and foreign industrial, utility, banking, and other financial institutions.
--------------------------------------------------------------------------------
Mortgages (directly held) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.
--------------------------------------------------------------------------------
Mortgage-backed securities Domestic and foreign securities (such as Ginnie Maes, Freddie Macs, Fannie Maes) which represent interests in pools of mortgages, whereby the principal and interest paid every month is passed through to the holder of the securities.
--------------------------------------------------------------------------------
Mortgage dollar rolls The purchase of mortgage-backed securities with the promise to purchase similar securities upon the maturity of the original security. Segregated accounts are used to offset leverage risk.
--------------------------------------------------------------------------------
Participation interests Interests that represent a share of bank debt or similar securities or obligations.
--------------------------------------------------------------------------------
Private placements Bonds or other investments that are sold directly to an institutional investor.
--------------------------------------------------------------------------------
REITs and other real-estate related instruments Securities of issuers that invest in real estate or are secured by real estate.
--------------------------------------------------------------------------------
Repurchase agreements Contracts whereby the seller of a security agrees to repurchase the same security from the buyer on a particular date and at a specific price.
--------------------------------------------------------------------------------
Sovereign debt, Brady bonds, and debt of supranational organizations Dollar- or non-dollar-denominated securities issued by foreign governments or supranational organizations. Brady bonds are issued in connection with debt restructurings.
--------------------------------------------------------------------------------
Swaps Contractual agreement whereby a party agrees to exchange periodic payments with a counterparty. Segregated accounts are used to offset leverage risk.
--------------------------------------------------------------------------------
Synthetic variable rate instruments Debt instruments whereby the issuer agrees to exchange one security for another in order to change the maturity or quality of a security in the fund.
--------------------------------------------------------------------------------
Tax exempt municipal securities Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.
--------------------------------------------------------------------------------
U.S. government securities Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.
--------------------------------------------------------------------------------
Zero coupon, pay-in-kind, and deferred payment securities Domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.
--------------------------------------------------------------------------------

Risk related to certain securities held by J.P. Morgan Institutional fixed income funds:

Credit risk The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

Currency risk The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

Extension risk The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

Interest rate risk The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

Leverage risk The risk of gains or losses disproportionately higher than the amount invested.

Liquidity risk The risk the holder may not be able to sell the security at the time or price it desires.


24    FUND DETAILS

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

o    Permitted (and if applicable, percentage limitation)
                percentage of total assets     - bold
                percentage of net assets       - italic

*    Permitted, but not typically used

--   Not permitted

     Principal Types of Risk

                                     Short Term        International  Global Strategic  Tax Exempt  New York Tax
                                        Bond     Bond      Bond            Income          Bond      Exempt Bond  California Bond
------------------------------------------------------------------------------------------------------------------------------------


credit, interest rate, market,
prepayment                               o        o         o                o              --           *              *
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, liquidity, political   o1       o1        o                o              * Domestic   * Domestic     * Domestic
                                                                                              Only         Only           Only
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate,
liquidity, market, political             o        o         o                *              o            o              o
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate,          25%      25%
liquidity, market, political, valuation  oForeign oForeign  o                *              --           --             --
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate,          25%      25%
liquidity, market, political, valuation  oForeign oForeign  o                o              --           --             --
------------------------------------------------------------------------------------------------------------------------------------
credit, extension, interest rate,
market, natural event, prepayment,
valuation                                o        o         --               o              --           --             --
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, extension, interest
rate, leverage, market, political,
prepayment                               o        o         *                o              --           --             --
------------------------------------------------------------------------------------------------------------------------------------
currency, extension, interest rate,
leverage, liquidity, market, political,    33 1/3% 33 1/3%                    33 1/3%
prepayment                               o        o         --               o              --           --             --
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, extension, interest
rate, liquidity, political, prepayment   o        o         o                o              --           --             --
------------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, liquidity,
market, valuation                        o        o         *                o              o            o              o
------------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, liquidity,
market, natural event, prepayment,
valuation                                o        o         --               o              --           --              --
------------------------------------------------------------------------------------------------------------------------------------
credit                                   o        o         *                o              *            *              *
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate,
market, political                        o        o         o                o              --          --              --
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate,
leverage, market, political              o        o         o                o              o           --              --
------------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, leverage,
liquidity, market                        --       --        --               --             o2           o2             o2
------------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, market,
natural event, political                 *        *         --               --             o            o              o
------------------------------------------------------------------------------------------------------------------------------------
interest rate                            o        o         o                o              o            o              o
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate,
liquidity, market, political,
valuation                                o        o         o                o              o            o              o
------------------------------------------------------------------------------------------------------------------------------------

Market risk The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

Natural event risk The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

Political risk The risk governmental policies or other political actions will negatively impact the value of the investment.

Prepayment risk The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

Valuation risk The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

1 For each of the Short Term Bond and Bond funds, all foreign securities in the aggregate may not exceed 25% of such fund's assets.

2 At least 65% of assets must be in tax exempt securities (for New York Total Return Bond and California Bond funds, the 65% must be in New York or California municipal securities, respectively).


25     FUND DETAILS

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the respective fund's annual report, which are available upon request.

================================================================================

J.P. MORGAN INSTITUTIONAL SHORT TERM BOND FUND

----------------------------
Per-share data               For fiscal periods ended
-----------------------------------------------------------------------------------------------------------
                                              10/31/931  10/31/94   10/31/95  10/31/96  10/31/97  4/30/98
                                                                                                (unaudited)
Net asset value, beginning of period ($)        10.00       9.99      9.60       9.83      9.85     9.84
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                     0.11       0.47      0.58       0.55      0.61     0.30
   Net realized and unrealized gain (loss)
   on investment ($)                            (0.01)     (0.39)     0.24       0.02     (0.01)     --
-----------------------------------------------------------------------------------------------------------
Total from investment operations ($)             0.10       0.08      0.82       0.57      0.60     0.30
Less distributions to shareholders from:
   Net investment income ($)                    (0.11)     (0.47)    (0.59)     (0.55)    (0.61)   (0.30)
Net asset value, end of period ($)               9.99       9.60      9.83       9.85      9.84     9.84
-----------------------------------------------------------------------------------------------------------
----------------------------
Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------
Total return (%)                                 1.012      0.87      8.81       6.01      6.27     3.102
-----------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)         27,605    47,679    18,916     17,810    27,375   76,934
-----------------------------------------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                     0.463      0.45      0.45       0.37      0.25     0.253
-----------------------------------------------------------------------------------------------------------
Net investment income (%)                        3.923      4.96      6.09       5.69      6.19     6.163
Decrease reflected in expense ratio due
to expense reimbursement (%)                     0.843      0.33      0.22       1.00      0.71     0.443
-----------------------------------------------------------------------------------------------------------

1 The fund commenced operations on 7/8/93.

2 Not annualized.

3 Annualized.


26    FUND DETAILS

--------------------------------------------------------------------------------

================================================================================
J.P. MORGAN INSTITUTIONAL BOND FUND


------------------------------
Per-share data                 For fiscal periods ended
-----------------------------------------------------------------------------------------------------------------
                                                   10/31/931   10/31/94   10/31/95  10/31/96  10/31/97  4/30/98
                                                                                                      (unaudited)
Net asset value, beginning of period ($)              10.00      10.14      9.23       9.98      9.84    10.01
-----------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income ($)                           0.15       0.55      0.63       0.61      0.65     0.33
   Net realized and unrealized gain (loss)
   on investment ($)                                   0.14      (0.88)     0.75      (0.11)     0.18     0.03
-----------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                   0.29      (0.33)     1.38       0.50      0.83     0.36
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income ($)                          (0.15)     (0.55)    (0.63)     (0.61)    (0.64)   (0.33)
   Net realized gain (loss) ($)                          --      (0.03)       --      (0.03)    (0.02)   (0.07)
---------------------------------------------------------------------------------------------------------------
Total distributions ($)                               (0.15)     (0.58)    (0.63)     (0.64)    (0.66)   (0.40)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                    10.14       9.23      9.98       9.84     10.01     9.97
---------------------------------------------------------------------------------------------------------------
------------------------------
Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------
Total return (%)                                       2.902     (3.33)    15.50       5.21      8.78     3.602
---------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)              43,711    253,174    438,610   836,066   912,054   908,291
---------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                          0.503      0.50      0.47       0.50      0.50     0.493
---------------------------------------------------------------------------------------------------------------
Net investment income (%)                             4.833      6.00      6.62       6.28      6.59     6.603
---------------------------------------------------------------------------------------------------------------
Decrease reflected in expense ratio due to
expense reimbursement (%)                             0.393      0.19      0.05       0.03      0.004      --
---------------------------------------------------------------------------------------------------------------

1 The fund commenced operations on 7/26/93.

2 Not annualized.

3 Annualized.

4 Less than 0.01%.

================================================================================
J.P. MORGAN INSTITUTIONAL INTERNATIONAL BOND FUND

------------------------------
Per-share data                 For fiscal periods ended
---------------------------------------------------------------------------------------------
                                                     9/30/951   9/30/96   9/30/97   3/31/98
                                                                                  (unaudited)
Net asset value, beginning of period ($)              10.00      11.12     11.30     8.65
---------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                           0.49       0.31      2.21     0.10
   Net realized and unrealized gain
   on investment and foreign currency
   (loss) allocated from portfolio ($)                 0.78       0.95     (1.11)    0.32
---------------------------------------------------------------------------------------------
Total from investment operations ($)                   1.27       1.26      1.10     0.42
---------------------------------------------------------------------------------------------
  Less distributions to shareholders from:
   Net investment income ($)                          (0.15)        --     (2.78)   (0.76)
   Net realized gain (loss) ($)                          --      (1.08)    (0.97)   (0.20)
---------------------------------------------------------------------------------------------
Total distributions ($)                               (0.15)     (1.08)    (3.75)   (0.96)
---------------------------------------------------------------------------------------------
Net asset value, end of period ($)                    11.12      11.30      8.65     8.11
---------------------------------------------------------------------------------------------
------------------------------
Ratios and supplemental data
---------------------------------------------------------------------------------------------
Total return (%)                                      12.832     12.09     12.52     5.192
---------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                4,233    13,310     7,126    6,198
---------------------------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                           0.603      0.65      0.50    0.653
---------------------------------------------------------------------------------------------
Net investment income (%)                              5.823      5.28      4.88    3.783
---------------------------------------------------------------------------------------------
Decrease reflected in expense ratio due
to expense reimbursement (%)                           1.9034    1.02      1.91     1.413
---------------------------------------------------------------------------------------------

1 The fund commenced operations on 12/1/94.

2 Not annualized.

3 Annualized.

4 After consideration of certain state limitations.



                                                              FUND DETAILS    27

--------------------------------------------------------------------------------

================================================================================
J.P. MORGAN INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND

------------------------------
Per-share data                         For fiscal periods ended
--------------------------------------------------------------------------------
                                                           10/31/971   4/30/98
                                                                     (unaudited)
Net asset value, beginning of period ($)                      10.00    10.16
--------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income ($)                                   0.46     0.39
   Net realized and unrealized gain
   on investment and foreign currency ($)                      0.15     0.19
--------------------------------------------------------------------------------
Total from investment operations ($)                           0.61     0.58
--------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income ($)                                  (0.45)   (0.40)
   Net realized gain (loss) ($)                                  --    (0.03)
--------------------------------------------------------------------------------
Total distributions ($)                                       (0.45)   (0.43)
--------------------------------------------------------------------------------
Net asset value, end of period ($)                            10.16    10.31
--------------------------------------------------------------------------------
------------------------------
 Ratios and supplemental data
--------------------------------------------------------------------------------
Total return (%)                                               6.152    5.712
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                      105,051  197,578
--------------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                                   0.653    0.653
--------------------------------------------------------------------------------
Net investment income (%)                                      7.123    7.233
--------------------------------------------------------------------------------
Decrease reflected in expense ratio due to
expense reimbursement (%)                                      0.533    0.173
--------------------------------------------------------------------------------

1 The fund commenced operations on 3/17/97.

2 Not annualized.

3 Annualized.

================================================================================
J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND
--------------------------------------------------------------------------------

------------------------------
Per-share data                For fiscal periods ended
-------------------------------------------------------------------------------------------------------------
                                                 8/31/931   8/31/94   8/31/95   8/31/96   8/31/97   2/28/98
                                                                                                  (unaudited)

Net asset value, beginning of period ($)           10.00      10.07      9.75      10.01      9.92    10.12
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                        0.06       0.48      0.49       0.48      0.48     0.24
   Net realized and unrealized gain (loss)
   on investment ($)                                0.07      (0.32)     0.26      (0.07)     0.20     0.19
-------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                0.13       0.16      0.75       0.41      0.68     0.43
-------------------------------------------------------------------------------------------------------------
  Distributions to shareholders from:
   Net investment income ($)                       (0.06)     (0.48)    (0.49)     (0.48)    (0.48)   (0.24)
   Net realized gain (loss) ($)                       --         --        --      (0.02)    (0.00)2     --
-------------------------------------------------------------------------------------------------------------
Total distributions ($)                            (0.06)     (0.48)    (0.49)     (0.50)    (0.48)   (0.24)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                 10.07       9.75     10.01       9.92     10.12    10.31
-------------------------------------------------------------------------------------------------------------
------------------------------
 Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
Total return (%)                                    1.393      1.61      8.00       4.13      7.06     4.253
-------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)               --5    16,415    59,867    121,131   201,614   243,223
-------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                          --       0.50      0.50       0.50      0.50     0.504
-------------------------------------------------------------------------------------------------------------
Net investment income (%)                           3.564      4.70      5.09       4.82      4.83     4.664
-------------------------------------------------------------------------------------------------------------
Decrease reflected in expense ratio due to
expense reimbursement (%)                           2.504      1.48      0.21       0.10      0.06     0.024
-------------------------------------------------------------------------------------------------------------

1 The fund commenced operations on 7/12/93.

2 Less than $0.01 per share.

3 Not Annualized.

4 Annualized.

5 Net assets at 8/31/93 were $202.


28    FUND DETAILS

--------------------------------------------------------------------------------

================================================================================
J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND

------------------------------
Per-share data                 For fiscal periods ended March 31
-------------------------------------------------------------------------------------------
                                                  19951        1996         1997       1998
Net asset value, beginning of period ($)          10.00       10.11        10.34      10.31
-------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                       0.42        0.49         0.48       0.48
   Net realized and unrealized gain (loss)
   on investment ($)                               0.11        0.25        (0.02)      0.40
-------------------------------------------------------------------------------------------
Total from investment operations ($)               0.53        0.74         0.46       0.88
-------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income ($)                      (0.42)      (0.49)       (0.48)     (0.48)
   Net realized gain (loss) ($)                     .--       (0.02)       (0.01)     (0.04)
-------------------------------------------------------------------------------------------
Total distributions ($)                           (0.42)      (0.51)       (0.49)     (0.52)
-------------------------------------------------------------------------------------------
Net asset value, end of period ($)                10.11       10.34        10.31      10.67
Total return (%)                                   5.492       7.40         4.54       8.64
-------------------------------------------------------------------------------------------
------------------------------
 Ratios and supplemental data
-------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)          20,621      47,926       90,792    111,418
-------------------------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                       0.503       0.50         0.50       0.50
-------------------------------------------------------------------------------------------
Net investment income (%)                          4.653       4.67         4.70       4.54
-------------------------------------------------------------------------------------------
Decrease reflected in expense ratio due to
expense reimbursement (%)                          0.553       0.17         0.14       0.09
-------------------------------------------------------------------------------------------

================================================================================
J.P. MORGAN INSTITUTIONAL CALIFORNIA BOND FUND

------------------------------
Per-share data                 For fiscal periods ended April 30
--------------------------------------------------------------------------------
                                                             19971        1998
Net asset value, beginning of period ($)                     10.00        9.90
--------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                                  0.16        0.42
   Net realized and unrealized gain (loss)
   on investment ($)                                         (0.10)       0.30
--------------------------------------------------------------------------------
Total from investment operations ($)                          0.06        0.72
--------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income ($)                                 (0.16)      (0.42)
Net asset value, end of period ($)                            9.90       10.20
--------------------------------------------------------------------------------
Total return (%)                                              0.562       7.35
--------------------------------------------------------------------------------
------------------------------
 Ratios and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                     14,793      46,280
--------------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                                  0.453       0.45
--------------------------------------------------------------------------------
Net investment income (%)                                     4.433       4.11
--------------------------------------------------------------------------------
Decrease reflected in expense ratio due to
expense reimbursement (%)                                     3.013       0.34
--------------------------------------------------------------------------------
Portfolio turnover (%)                                          40          44
--------------------------------------------------------------------------------


                                                              FUND DETAILS    29

--------------------------------------------------------------------------------
For More Information
--------------------------------------------------------------------------------

For investors who want more information on these funds, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for a fund's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of a fund's policies, investment restrictions, and business structure. This prospectus incorporates each fund's SAI by reference.


Copies of the current versions of these documents, along with other information about the fund, may be obtained by contacting:

J.P. Morgan Institutional Funds
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

Telephone:  1-800-766-7722

Hearing impaired:  1-888-468-4015

Email:  JPM_Mutual_Funds@JPMorgan.com


Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The funds' investment company and 1933 Act registration numbers are:

J.P. Morgan Institutional Short Term Bond Fund ....................811-07342 and
                                                                       033-54642

J.P. Morgan Institutional Bond Fund ...............................811-07342 and
                                                                       033-54642

J.P. Morgan Institutional International Bond Fund .................811-07342 and
                                                                       033-54642

J.P. Morgan Institutional Global Strategic Income Fund ............811-07342 and
                                                                       033-54642

J.P. Morgan Institutional Tax Exempt Bond Fund ....................811-07342 and
                                                                       033-54642

J.P. Morgan Institutional New York Tax Exempt Bond Fund ...........811-07342 and
                                                                       033-54642

J.P. Morgan Institutional California Bond Fund ....................811-07795 and
                                                                       333-11125

J.P. MORGAN
--------------------------------------------------------------------------------
J.P. Morgan Institutional Funds


Advisor                                     Distributor
J.P. Morgan Investment Management Inc.      Funds Distributor, Inc.
522 Fifth Avenue                            60 State Street
New York, NY 10036                          Boston, MA 02109
1-800-766-7722                              1-800-221-7930


J.P. MORGAN INSTITUTIONAL FUNDS AND THE MORGAN TRADITION

The J.P. Morgan Institutional Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Institutional Funds offer a broad array of distinctive opportunities for mutual fund investors.

The Statement of Additional Information for:

     J.P. Morgan Institutional Short Term Bond Fund, J.P. Morgan Institutional Bond Fund, J.P. Morgan Institutional Global Strategic Income Fund dated March 2, 1998; and J.P. Morgan Institutional Tax Exempt Bond, J.P. Morgan Institutional International Bond Fund dated March 2, 1998 are incorporated herein by reference from the 497 filing to the Registration Statement of the Registrant submitted on March 13, 1998 (accession no. 0001042058-98-000040);and

     J.P. Morgan Institutional New York Total Return Bond Fund dated August 3, 1998 is incorporated herein by reference to Post-Effective Amendment no. 53/ Amendment no. 54 to the Registration Statement of the Registrant filed on July 28, 1998 (accession no. 0001041455-98-000040).

                                     PART C

ITEM 23.  EXHIBITS.

     (a) Declaration of Trust, as amended, was filed as Exhibit No. 1 to Post-Effective Amendment No. 25 to the Registration Statement filed on September 26, 1996 (Accession Number 0000912057-96-021281).

     (a)1 Amendment No. 5 to Declaration of Trust; Amendment and Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest.*

     (a)2 Amendment No. 6 to Declaration of Trust; Amendment and Sixth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(b) to Post-Effective Amendment No. 31 to the Registration Statement on February 28, 1997 (Accession Number 0001016964-97-000041).

     (a)3 Amendment No. 7 to Declaration of Trust; Amendment and Seventh Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(c) to Post-Effective Amendment No. 32 to the Registration Statement on April 15, 1997 (Accession Number 0001016964-97-000053).

     (a)4 Amendment No. 8 to Declaration of Trust; Amendment and Eighth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(d) to Post-Effective Amendment No. 40 to the Registration Statement on October 9, 1997 (Accession Number 0001016964-97-000158).

     (a)5 Amendment No. 9 to Declaration of Trust; Amendment and Ninth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(e) to Post-Effective Amendment No. 50 to the Registration Statement on December 29, 1997 (Accession Number 0001041455-97-000014).


     (a)6 Form of Amendment No. 10 to Declaration of Trust; Amendment to provide dollar based voting rights filed as Exhibit (a)6 to Post Effective Amendment No. 54 to the Registration Statement on August 25, 1998 (Accession No. 0001041455-98-000053).

(b)      Restated By-Laws of Registrant.*

     (e) Distribution Agreement between Registrant and Funds Distributor, Inc. ("FDI").*

     (g) Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street").*

(h)1     Co-Administration Agreement between Registrant and FDI.*


     (h)2 Restated Shareholder Servicing Agreement between Registrant and Morgan Guaranty Trust Company of New York ("Morgan Guaranty") filed as Exhibit (h)2 to Post Effective Amendment No. 54 to the Registration Statement on August 25, 1998 (Accession No. 0001041455-98-000053).

     (h)3 Transfer Agency and Service Agreement between Registrant and State Street.*

     (h)4 Restated Administrative Services Agreement between Registrant and Morgan Guaranty.*

     (h)5 Fund Services Agreement, as amended, between Registrant and Pierpont Group, Inc.*

(h)6  Service Plan with respect to Registrant's Service Money Market Funds.**
(i)      Opinion and consent of Sullivan & Cromwell.*

(j)      Consent of independent accountants (to be filed by amendment).

(l)      Purchase agreements with respect to Registrant's initial shares.*

(n)      Financial Data Schedules (to be filed by amendment).
-------------------------

     * Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

     ** Incorporated  herein by reference to Post-Effective  Amendment No. 33 to
the   Registration   Statement  filed  on  April  30,  1997  (Accession   Number
00001016964-97-000059).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

Not applicable.

ITEM 25.  INDEMNIFICATION.

Reference  is made to  Section  5.3 of  Registrant's  Declaration  of Trust  and
Section 5 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Not Applicable.

ITEM 27.  PRINCIPAL UNDERWRITERS.

     (a)  Funds   Distributor,   Inc.  (the   "Distributor")  is  the  principal
underwriter of the Registrant's shares.

     Funds Distributor, Inc. acts as principal underwriter for the following investment companies other than the Registrant:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
BJB Investment Funds
The Brinson Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Equity Funds, Inc.
Founders Funds, Inc.
Harris Insight Funds Trust
HT Insight Funds, Inc. d/b/a Harris Insight Funds
J.P. Morgan Funds
J.P. Morgan Series Trust
J.P. Morgan Series Trust II
LaSalle Partners Funds, Inc.
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
Orbitex Group of Funds
St. Clair Funds, Inc.
The Skyline Funds
Waterhouse Investors Family of Funds, Inc.
WEBS Index Fund, Inc.

     Funds Distributor, Inc. does not act as depositor or investment adviser to any of the investment companies.

     Funds Distributor, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor, Inc. is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. Funds Distributor, Inc. is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

     (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.:

Director, President and Chief Executive Officer:        Marie E. Connolly
Executive Vice President:                               George Rio

Executive Vice President:                               Donald R. Roberson
Executive Vice President:                               William S. Nichols
Senior Vice President:                                  Michael S. Petrucelli
Director, Senior Vice President, Treasurer and
  Chief Financial Officer:                              Joseph F. Tower, III
Senior Vice President:                                  Paula R. David
Senior Vice President:                                  Allen B. Closser
Senior Vice President:                                  Bernard A. Whalen
Director:                                               William J. Nutt

(c) Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

     PIERPONT GROUP, INC.: 461 Fifth Avenue, New York, New York 10017 (records relating to its assisting the Trustees in carrying out their duties in supervising the Registrant's affairs).

MORGAN GUARANTY TRUST COMPANY OF NEW YORK: 60 Wall Street, New York, New York 10260-0060, 522 Fifth Avenue, New York, New York 10036 or 9 West 57th Street, New York, New York 10019 (records relating to its functions as shareholder servicing agent and administrative services agent).

STATE  STREET  BANK AND  TRUST  COMPANY:  1776  Heritage  Drive,  North  Quincy,
Massachusetts 02171 and 40 King Street West, Toronto, Ontario, Canada M5H 3Y8 (records relating to its functions as fund accountant, custodian, transfer agent and dividend disbursing agent).

     FUNDS DISTRIBUTOR, INC.: 60 State Street, Suite 1300, Boston, Massachusetts 02109 (records relating to its functions as distributor and co-administrator).

ITEM 29.  MANAGEMENT SERVICES.

Not Applicable.

ITEM 30.  UNDERTAKINGS.

(a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

(b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 15th day of September, 1998.

J.P. MORGAN INSTITUTIONAL FUNDS


By       /s/ Michael S. Petrucelli
         ----------------------------
         Michael S. Petrucelli
         Vice President and Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on September 15, 1998.

/s/ Michael S. Petrucelli
------------------------------
Michael S. Petrucelli
Vice President and Assistant Secretary

Matthew Healey*
-----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer)

Frederick S. Addy*
------------------------------
Frederick S. Addy
Trustee

William G. Burns*
------------------------------
William G. Burns
Trustee

Arthur C. Eschenlauer*
------------------------------
Arthur C. Eschenlauer
Trustee

Michael P. Mallardi*
------------------------------
Michael P. Mallardi
Trustee


*By      /s/ Michael S. Petrucelli
         ----------------------------
         Michael S. Petrucelli
         as attorney-in-fact pursuant to a power of attorney.

                                   SIGNATURES


Each Portfolio has duly caused this registration statement on Form N-1A ("Registration Statement") of J.P. Morgan Institutional Funds (the "Trust") (File No. 033-54642) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 15th day of September, 1998.

THE TAX EXEMPT BOND PORTFOLIO, THE NEW YORK TAX EXEMPT BOND PORTFOLIO AND SERIES PORTFOLIO II

         /s/ Michael S. Petrucelli
By       ----------------------------
         Michael S. Petrucelli
         Vice President and Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on September 15, 1998.

/s/ Michael S. Petrucelli
----------------------------
Michael S. Petrucelli
Vice President and Assistant Secretary of the Portfolio

Matthew Healey*
----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer) of the Portfolio

Frederick S. Addy*
----------------------------
Frederick S. Addy
Trustee of the Portfolio

William G. Burns*
----------------------------
William G. Burns
Trustee of the Portfolio

Arthur C. Eschenlauer*
----------------------------
Arthur C. Eschenlauer
Trustee of the Portfolio

Michael P. Mallardi*
----------------------------
Michael P. Mallardi
Trustee of the Portfolio

         /s/ Michael S. Petrucelli
 *By     -----------------------------
         Michael S. Petrucelli
         as attorney-in-fact pursuant to a power of attorney.

                                   SIGNATURES


Each Portfolio has duly caused this registration statement on Form N-1A ("Registration Statement") of the J.P. Morgan Institutional Funds (the "Trust") (File No. 033-54642) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of George Town, Grand Cayman, BWI on the 15th day of September, 1998.

THE SHORT TERM BOND PORTFOLIO, THE U.S. FIXED INCOME PORTFOLIO AND THE NON-U.S. FIXED INCOME PORTFOLIO

         /s/ Jacqueline Henning
By       -------------------------
         Jacqueline Henning
         Assistant Secretary and Assistant Treasurer

Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on September 15, 1998.


 Michael S. Petrucelli
----------------------------
Michael S. Petrucelli
Vice President and Assistant Secretary
Officer of the Portfolios

Matthew Healey*
----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer) of the Portfolios

Frederick S. Addy*
----------------------------
Frederick S. Addy
Trustee of the Portfolios

William G. Burns*
----------------------------
William G. Burns
Trustee of the Portfolios

Arthur C. Eschenlauer*
----------------------------
Arthur C. Eschenlauer
Trustee of the Portfolios

Michael P. Mallardi*
----------------------------
Michael P. Mallardi
Trustee of the Portfolios

         /s/ Jacqueline Henning
 *By     ------------------------
         Jacqueline Henning
         as attorney-in-fact pursuant to a power of attorney previously filed.